Financial performance, Operating Segments (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Customer	Jun. 30, 2025 USD ($) Customer	Jun. 30, 2024 USD ($) Customer	Jun. 30, 2023 USD ($) Customer
Segment information [Abstract]
Exploration expenditure - non core	$ 0	$ (37)	$ (31)	$ (45)
Other expenses	(1,645)	(3,787)	(3,850)	(3,684)
Reportable segment loss	(1,645)	(3,824)	(3,881)	(3,729)
Employee benefits and other expenses	(2,721)	(6,372)	(5,344)	(5,967)
Net financing income / (expense)	296	642	1,400	3,305
Loss for the year	(4,070)	(9,554)	(7,825)	(6,391)
Segment assets [Abstract]
Exploration assets	209,009	203,110	187,664	152,226
Other assets	23,534	30,431	36,811	54,093
Total assets	232,543	233,541	224,475	206,319
Segment liabilities [Abstract]
Payables	1,837	2,514	4,584	8,474
Provisions	303	462	428	368
Borrowings	0	0	1,200	0
Total current liabilities	2,140	2,976	6,212	8,842
Payables	184	267	42	78
Total Non-current liabilities	184	267	42	78
Total liabilities	2,324	3,243	6,254	8,920
Net assets	$ 230,219	$ 230,298	$ 218,221	$ 197,399
Number of major customers | Customer	0	0	0	0
Revenues	$ 0	$ 0	$ 0	$ 0
Operating Segments [member] | North America [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	(37)	(31)	(45)
Other expenses	(741)	(1,899)	(2,383)	(1,356)
Reportable segment loss	(741)	(1,936)	(2,414)	(1,401)
Employee benefits and other expenses	(964)	(2,680)	(2,407)	(2,043)
Net financing income / (expense)	(1,996)	(3,173)	(1,802)	(25)
Loss for the year	(3,701)	(7,789)	(6,623)	(3,469)
Segment assets [Abstract]
Exploration assets	209,009	203,110	187,664	152,226
Other assets	12,683	9,443	8,576	5,258
Total assets	221,692	212,553	196,240	157,484
Segment liabilities [Abstract]
Payables	1,416	2,124	4,442	7,547
Provisions	105	165	177	167
Borrowings	0	0	1,200	0
Total current liabilities	1,521	2,289	5,819	7,714
Payables			(8)
Payables	107	267		78
Total Non-current liabilities			(8)
Total Non-current liabilities	107	267		78
Total liabilities	1,628	2,556	5,811	7,792
Net assets	220,064	209,997	190,429	149,692
Operating Segments [member] | Australia [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	0	0	0
Other expenses	(904)	(1,888)	(1,467)	(2,328)
Reportable segment loss	(904)	(1,888)	(1,467)	(2,328)
Employee benefits and other expenses	(1,757)	(3,692)	(2,937)	(3,924)
Net financing income / (expense)	2,292	3,815	3,202	3,330
Loss for the year	(369)	(1,765)	(1,202)	(2,922)
Segment assets [Abstract]
Exploration assets	0	0	0	0
Other assets	10,851	20,988	28,235	48,835
Total assets	10,851	20,988	28,235	48,835
Segment liabilities [Abstract]
Payables	421	390	142	927
Provisions	198	297	251	201
Borrowings	0	0	0	0
Total current liabilities	619	687	393	1,128
Payables	0	0	50	0
Total Non-current liabilities	77	0	50	0
Total liabilities	696	687	443	1,128
Net assets	$ 10,155	$ 20,301	$ 27,792	$ 47,707